UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22588

BPV Family of Funds

(Exact name of registrant as specified in charter)

9202 South Northshore Drive, Suite 300

Knoxville, TN 37922

(Address of principal executive offices) (Zip code)

Reed Keller

9202 South Northshore Drive, Suite 300

Knoxville, TN 37922

(Name and Address of Agent for Service)

With copy to: Jeffrey T. Skinner, Esq.

Kilpatrick Townsend & Stockton LLP

1001 West Fourth Street

Winston-Salem, NC 27101

Registrant’s telephone number, including area code: 865-243-8000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1 – Schedule of Investments.

BPV Family of Funds commenced operations on October 5, 2011. The Schedule of Investments are as of December 31, 2011.

Statement of Investments

BPV Core Diversification Fund

As of December 31, 2011 (Unaudited)

		Shares	Value
Exchange Traded Funds - 67.80%
Common Equity - 26.53%
iShares® MSCI EAFE Index Fund		17,215	$852,659
iShares® MSCI Emerging Markets Index Fund		22,345	847,769
iShares® Russell 2000 Index Fund		17,600	1,296,944
SPDR® S&P 500® ETF Trust		24,180	3,034,590

Total Common Equity			6,031,962

Other and Alternative Assets - 14.71%
PowerShares® DB Agriculture Fund(a)		30,150	870,732
PowerShares® DB Base Metals Fund(a)		44,355	827,221
SPDR® Gold Shares(a)		5,210	791,868
United States Oil Fund LP(a)		22,455	855,760

Total Other and Alternative Assets			3,345,581

U.S. Government & Agency Obligations - 26.56%
iShares® Barclays 20+ Year Treasury Bond Fund		13,705	1,661,731
iShares® Barclays 7-10 Year Treasury Bond Fund		15,540	1,640,558
iShares® Barclays TIPS Bond Fund		23,470	2,738,714

Total U.S. Government & Agency Obligations			6,041,003

Total Exchange Traded Funds (Cost $15,402,305)			15,418,546

	7-Day Yield	Shares	Value
Short Term Security - 32.06%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio	0.072%	7,289,034	$7,289,034

Total Short Term Security (Cost $7,289,034)			7,289,034

Total Investments - 99.86%
(Total cost $22,691,339)			$22,707,580

Other Assets in Excess of Liabilities - 0.14%			32,674

Net Assets - 100.00%			$22,740,254

(a)	Non-Income Producing Security.

See Notes to Quarterly Statement of Investments

Statement of Investments

BPV Wealth Preservation Fund

As of December 31, 2011 (Unaudited)

			Shares	Value
Exchange Traded Funds - 63.89%
Common Equity - 63.89%
SPDR® S&P 500® ETF Trust			30,000	$3,765,000

Total Exchange Traded Funds (Cost $3,686,523)				3,765,000

		7-Day Yield	Shares	Value
Short Term Security - 36.98%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio		0.072%	2,179,452	$2,179,452

Total Short Term Security (Cost $2,179,452)				2,179,452

Total Investments - 100.87% (Total cost $5,865,975)				$5,944,452

Liabilities in Excess of Other Assets - (0.87)%				(51,370)

Net Assets - 100.00%				$5,893,082

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value
Written Call Options
SPDR® S&P 500®	06/2012	$100.00	(300)	$(829,050)

TOTAL WRITTEN CALL OPTIONS (Premiums received $753,428)				$(829,050)

See Notes to Quarterly Statement of Investments

THE BPV FAMILY OF FUNDS

Notes to Quarterly Statement of Investments

December 31, 2011 (Unaudited)

1. ORGANIZATION

The BPV Family of Funds (the “Trust”), is a newly organized open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized on July 19, 2011 as a Delaware statutory trust. The Trust currently offers shares of beneficial interest (“shares”) of the BPV Core Diversification Fund and the BPV Wealth Preservation Fund (each a “Fund” and collectively, the “Funds”). The Core Diversification is a diversified portfolio with an investment objective to seek long term capital appreciation and the BPV Wealth Preservation Fund is a diversified portfolio with an investment objective to simultaneously seek capital preservation while generating long-term capital appreciation. Each Fund currently offers one class of shares. The Trust permits the Trustees to create additional funds and share classes.

As newly organized entities, the Funds have no operating history. The Funds did not have any operations before September 29, 2011, other than those relating to the sale and issuance of 10,000 common shares, in the amount of 7,500 and 2,500 shares for BPV Core Diversification Fund and the BPV Wealth Preservation Fund, respectively, to BPV Wealth Management, LLC (“BPV Wealth Management” or the “Adviser”).

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by The Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

a) Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in financial statements. Actual results could differ from those estimates.

b) Investment Valuation — Equity securities including common stocks and exchange traded funds that are listed on a national securities exchange or quoted on the NASDAQ National Market System are valued at the last sale price on the day the valuation is made or, if no sale is reported, at the latest bid price and are classified as Level 1 of the fair value hierarchy. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at that investment company’s net asset value per share and are classified as Level 1 of the hierarchy. Short-term securities maturing within 60 days are valued at amortized cost, which approximates fair value. Exchange listed options are valued using the last quoted sale price as of the close of the securities or commodities exchange on which they are traded. Certain investments including options may trade in the over-the-counter market and generally are valued based on quotes received from an independent pricing service or one or more dealers that make markets in such securities, or at fair value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by or under the direction of the Trustees.

c) Fair Value Measurements— A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

• Level 1 —	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

THE BPV FAMILY OF FUNDS

Notes to Quarterly Statement of Investments

December 31, 2011 (Unaudited)

• Level 2 —

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

• Level 3 —

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Funds to measure fair value during the period ended December 31, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ investments as of December 31, 2011:

BPV Core Diversification Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$15,418,546	$-	$-	$15,418,546
Short Term Security	7,289,034	-	-	7,289,034
Total	$22,707,580	$-	$-	$22,707,580

BPV Wealth Preservation Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$3,765,000	$-	$-	$3,765,000
Short Term Security	2,179,452	-	-	2,179,452
Total	$5,944,452	$-	$-	$5,944,452

Other Financial Instruments
Liabilities
Written Call Options	$(829,050)	$-	$-	$(829,050)
Total	$(829,050)	$-	$-	$(829,050)

* See Schedule of Investments for industry classifications.

For the period from October 5, 2011 through December 31, 2011, there have been no significant changes to the Funds’ fair value methodologies. Additionally, there were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2011.

For the period from October 5, 2011 through December 31, 2011, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

d) Option Writing/ Purchasing — The Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased.

THE BPV FAMILY OF FUNDS

Notes to Quarterly Statement of Investments

December 31, 2011 (Unaudited)

Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values.

A summary of call option contracts written in the BPV Wealth Preservation Fund from inception October 5, 2011 to the period ended December 31, 2011 is as follows:

BPV Wealth Preservation Fund

Option Contracts Written for period ended 12/31/11	Option Contracts	Options Premium
Option outstanding at inception 10/05/2011	-	$-
Options Written	300	753,428
Options Expired	-	-
Options Closed	-	-
Options Exercised	-	-
Options outstanding at end of period 12/31/2011	300	$753,428

e) Investment Transactions— Investment transactions are accounted for on trade date. Gains and losses on investments sold are determined on a specific identification basis.

3. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS)

The amount of net unrealized appreciation/ (depreciation) and the cost of investment securities for tax purposes, including short-term securities, but excluding other financial instruments at December 31, 2011 is as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION
BPV Core Diversification Fund	$22,691,060	$182,503	$(165,983)	$16,520
BPV Wealth Preservation Fund	$5,865,975	$78,477	$-	$78,477

The difference between book and tax basis net unrealized appreciation is attributable to investments in grantor trusts.

Item 2 - Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BPV Family of Funds

By:	/s/ Reed Keller
Reed Keller, President & Trustee

Date:	February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Reed Keller
Reed Keller, President & Trustee

Date:	February 28, 2012

By:	/s/ Kim Storms
Kim Storms, Treasurer

Date:	February 28, 2012